Related Party Transactions (Details) (USD $)	1 Months Ended	12 Months Ended		26 Months Ended	28 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2012 Apollo	Dec. 31, 2012 Apollo	Dec. 31, 2011 Apollo	Oct. 31, 2012 Apollo	Dec. 31, 2012 Apollo	Dec. 31, 2012 Apollo Global Securities, LLC	Oct. 31, 2011 Athlon FE Apollo	Jan. 31, 2011 Athlon SG Apollo
Related party transactions
Transaction fee as a percentage of total equity contributed				2.00%
Transaction fee payable						$ 800,000	$ 4,300,000	$ 2,300,000
Capital contribution	40,000,000
Advisory fee per quarter under second condition					62,500
Consulting and advisory fee as percentage of EBITDAX under first condition					1.00%
Maximum advisory fee per calendar year					500,000
Advisory fee		$ 493,000	$ 411,000